Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

9. GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2009	$303,257
Acquired goodwill	446

Balance at December 31, 2010	303,703
Acquired goodwill	15,737

Balance at December 31, 2011	$319,440

Intangible assets, net consist of:

December 31,	Estimated Useful Lives	2011	2010
Indefinite lived intangible assets:
Trade names, trademarks and distribution rights		$50,503	$37,963
Finite lived intangible assets:
Customer relationships	10-15 years	29,530	22,120
Trade name	10 years	1,150	—
Non-compete agreements	7 years	369	369
Less: accumulated amortization		(6,186)	(3,825)

Finite lived intangible assets, net		24,863	18,664

		$75,366	$56,627

Amortization expense related to finite lived intangible assets included in selling, general and administrative expenses amounted to $2,361, $1,939 and $1,191 for the years ended December 31, 2011, 2010 and 2009, respectively. The future amortization expense for each of the five succeeding years related to all finite lived intangible assets that are currently recorded in the consolidated balance sheets is estimated to be as follows at December 31, 2011:

2012	$2,506
2013	2,496
2014	2,472
2015	2,461
2016	2,461

Total	$12,396